Health Sciences Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Lipper Health/Biotechnology Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.02%	3.26%	8.18%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	19.49%	4.15%	8.70%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	19.22%	3.94%	8.48%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	19.53%	4.19%	8.75%